Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 1,365	$ 1,254
Work-in-process	918	747
Finished goods	4,374	3,689
Total inventories	$ 6,657	$ 5,690